Derivative Instruments (Offsetting Of Derivative Assets) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 18,344,512	$ 15,642,452
Gross amounts offset in the Statement of Financial Condition	(12,083,061)	(7,196,976)
Derivative Assets, Total	6,261,451	8,445,476	12,894,380
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	11,022,503	10,572,394
Gross amounts offset in the Statement of Financial Condition	(5,337,913)	(5,422,070)
Derivative Assets, Total	5,684,590	5,150,324
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,483,506	1,550,563
Gross amounts offset in the Statement of Financial Condition	(752,677)	(867,571)
Derivative Assets, Total	730,829	682,992
Futures Contracts [Member] | Counterparty B [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,318,826	6,033,303
Gross amounts offset in the Statement of Financial Condition	(505,398)	(3,024,836)
Derivative Assets, Total	813,428	3,008,467
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	5,331,613
Gross amounts offset in the Statement of Financial Condition	(2,047,706)
Derivative Assets, Total	3,283,907
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,888,558	1,646,682
Gross amounts offset in the Statement of Financial Condition	(2,032,132)	(608,619)
Derivative Assets, Total	856,426	1,038,063
Futures Contracts [Member] | Counterparty E [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,341,846
Gross amounts offset in the Statement of Financial Condition		(921,044)
Derivative Assets, Total		420,802
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	7,322,009	5,070,058
Gross amounts offset in the Statement of Financial Condition	(6,745,148)	(1,774,906)
Derivative Assets, Total	576,861	3,295,152
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		4,720,102
Gross amounts offset in the Statement of Financial Condition		(1,654,404)
Derivative Assets, Total		3,065,698
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	861,584	349,956
Gross amounts offset in the Statement of Financial Condition	(610,414)	(120,502)
Derivative Assets, Total	251,170	229,454
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,460,425
Gross amounts offset in the Statement of Financial Condition	(6,134,734)
Derivative Assets, Total	$ 325,691